Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Labour costs
Wages, salaries and related taxes and benefits	$ (1,072)	$ (994)	$ (2,106)	$ (2,035)
Post-employment benefit plans service cost (net of capitalized amounts)	(63)	(64)	(137)	(139)
Other labour costs	(251)	(236)	(490)	(463)
Less:
Capitalized labour	270	248	525	494
Total labour costs	(1,116)	(1,046)	(2,208)	(2,143)
Cost of revenues	(1,664)	(1,471)	(3,406)	(3,125)
Other operating costs	(442)	(506)	(885)	(977)
Total operating costs	$ (3,222)	$ (3,023)	$ (6,499)	$ (6,245)